Share-based compensation arrangements - Summary of fair value of share options (Detail) - At fair value [member] - Discounted cash flow [member]	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Fair value of the Company's ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares		$ 3.46
Fair value of the Company's ordinary shares [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares	$ 3.47		$ 2.68
Fair value of the Company's ordinary shares [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares	$ 4.82		$ 3.42
Expected volatility [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		0.52
Expected volatility [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0.52		0.512
Expected volatility [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0.523		0.562
Exercise multiple [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input			2.2
Exercise multiple [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	2.2	2.2
Exercise multiple [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	2.8	2.8
Expected dividends [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0	0	0
Risk-free interest rate (per annum) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		0.0405
Risk-free interest rate (per annum) [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0.04		0.028
Risk-free interest rate (per annum) [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0.0451		0.041
Expected term [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input | yr	10	10	10